Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories, Net of Allowance for Obsolete and Slow-Moving Goods

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Raw materials	88,139	58,484
Semifinished products	30,196	29,878
Finished products	92,994	64,252
Advances to suppliers	18,119	9,554
Provision from slow moving and obsolescence	(16,194)	(13,251)
Total inventories	213,254	148,917

Changes in Provision for Slow Moving and Obsolete Inventories	Changes in the provision for slow moving and obsolete inventories are as follows:

	2022	2021
	(EUR thousand)
As at January 1	13,251	12,309
Provision	2,956	1,878
Utilizations and other changes	(13)	(936)
As at December 31	16,194	13,251